Variable Interest Entities (Tables)	9 Months Ended
Sep. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Variable Interest Entities

The following table presents the carrying values of the assets and liabilities of entities that are VIEs and consolidated by the Company at September 30, 2020:

	September 30, 2020	December 31, 2019
	(Unaudited)

Assets
Current assets:
Cash and cash equivalents	$114,875	$6,234
Accounts receivable, net	906,020	21,697
Inventory	249,896	51,090
Prepaid expenses and other current assets	1,072,378	379,561
Total current assets	2,343,169	458,582
Property and equipment, net	19,671	32,661
Total assets	$2,362,840	$491,243

Liabilities and stockholders’ equity
Current liabilities:
Accounts payable	$198,704	$337,648
Accrued expenses and other current liabilities	80,631	-
Deferred revenues	857,500	-
Line of credit, net of debt issuance costs of $0 and $15,573, respectively	1,153,800	-
Notes payable, current	150,000	-
Due to related party	315,666	315,666
Total current liabilities	2,756,301	12,973,319

The following table presents the operations of entities that are VIEs and consolidated by the Company at September 30, 2020:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2020	2019	2020	2019
Revenues, net	$184,715	$80,120	$1,459,192	$285,542
Cost of revenues	69,191	49,590	1,064,114	124,659
Gross profit	115,524	30,530	395,078	160,883

Operating expenses:
Selling, general and administrative	91,114	100,961	294,676	192,699
Operating income	24,410	(70,431)	100,402	(31,816)

Other (expense) income:
Interest expense	(73,840)	-	(130,796)	-
Total other (expense) income	(73,840)	-	(130,796)	-
Loss before income taxes	(49,430)	(70,431)	(30,394)	(31,816)
Income tax expense	-	-	-	-
Net (loss) income	$(49,430)	$(70,431)	$(30,394)	$(31,816)